Organization, Business Operations and Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
Mar. 31, 2012
Organization Business Operations And Significant Accounting Policies Policies
Additional paid-in capital	$ 566,072
Increase debt discount	9,942
Increase debt discount other	25,062
Retained earning	556,130
Increase in derivative liability	566,072
Loss on derivative liability	$ 541,010